Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents		$ 43,396,977	$ 16,060,686
Restricted cash			1,361
Accounts receivable, net			2,874,494
Due from related party			117,141
Advances to suppliers, net		16,546,521	774,467
Inventories, net			95,124
Other current assets		1,001,637	465,480
Total Current Assets		60,945,135	20,388,753
Non-Current Assets:
Property and equipment, net			76,470
Right-of-use assets			119,056
Total Non-Current Assets			195,526
TOTAL ASSETS		60,945,135	20,584,279
Current Liabilities:
Short-term loan			418,315
Accounts payable		17,532	2,547,805
Contract liabilities		425,833	1,004,832
Lease liabilities			119,434
Tax Payable		795	429,485
Accrued expenses and other current liabilities		232,004	3,115,282
Total Current Liabilities		676,164	7,635,153
Non-Current Liabilities:
Due to related parties		1,291,608	3,912,606
Lease liabilities			20,613
Total Non-Current Liabilities		1,291,608	3,933,219
TOTAL LIABILITIES		1,967,772	11,568,372
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Ordinary Shares, no par value, unlimited shares authorized; 63,361,823 and 2,923,325 shares issued and outstanding as of December 31, 2024 and December 31, 2023 respectively	[1]
Additional paid-in capital		92,707,344	44,515,833
Accumulated deficit		(28,033,030)	(33,147,714)
Accumulated other comprehensive loss		(5,298,505)	(1,953,766)
Equity attributable to owners of the Company		59,375,809	9,414,353
Non-controlling interests		(398,446)	(398,446)
TOTAL STOCKHOLDERS’ EQUITY		58,977,363	9,015,907
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 60,945,135	$ 20,584,279

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)